Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.5%
Pampa Energia SA, 7.50%, 01/24/27(a)	$400	$394,250
YPF SA
6.95%, 07/21/27(a)	500	459,225
7.00%, 09/30/33(a)(b)	350	316,860
7.00%, 12/15/47(a)	325	237,656
9.00%, 06/30/29(a)(b)	375	376,260
9.50%, 01/17/31(a)	400	410,000
		2,194,251
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,200	1,211,250

Bahrain — 0.2%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	200	188,000
Bapco Energies BSCC, 7.50%, 10/25/27(a)	600	618,000
		806,000
Brazil — 8.1%
3R Lux SARL, 9.75%, 02/05/31(a)	400	424,624
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	236	231,179
Adecoagro SA, 6.00%, 09/21/27(a)	200	195,688
Aegea Finance SARL
6.75%, 05/20/29(a)	400	395,000
9.00%, 01/20/31(a)	200	210,500
Amaggi Luxembourg International SARL, 5.25%,
01/28/28(a)	600	572,625
Ambipar Lux SARL, 9.88%, 02/06/31(a)	400	390,752
Azul Secured Finance LLP
10.88%, 05/28/30(a)	200	152,688
11.93%, 08/28/28(a)	600	571,500
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	356,000
Banco Bradesco SA/Cayman Islands, 4.38%,
03/18/27(a)	200	195,910
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26(a)(c)	200	191,250
6.25%, 04/08/29(a)	400	407,000
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	383,300
4.88%, 01/11/29(a)	400	386,700
6.00%, 03/18/31(a)	400	399,648
6.25%, 04/18/30(a)	400	407,100
8.75%, (10-year CMT + 4.398%)(a)(b)(d)	1,000	1,015,700
Braskem America Finance Co., 7.13%, 07/22/41(a)(c)	400	369,240
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	800	739,360
4.50%, 01/31/30(a)	800	692,000
5.88%, 01/31/50(a)	400	297,800
7.25%, 02/13/33(a)	600	578,700
8.50%, 01/12/31(a)	400	413,640
8.50%, 01/23/81, (5-year CMT + 8.220%)(a)(b)	400	404,125
BRF SA
4.88%, 01/24/30(a)	400	365,000
5.75%, 09/21/50(a)	400	312,200
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	400	366,500
Cosan Luxembourg SA
5.50%, 09/20/29(a)	400	380,000
7.25%, 06/27/31(a)	400	406,800
7.50%, 06/27/30(a)	200	206,000
Cosan Overseas Ltd., 8.25%(a)(d)	200	203,478
CSN Inova Ventures, 6.75%, 01/28/28(a)	600	577,920
Security	Par (000)	Value

Brazil (continued)
CSN Resources SA
4.63%, 06/10/31(a)	$600	$475,020
5.88%, 04/08/32(a)	400	334,380
8.88%, 12/05/30(a)	400	401,380
Embraer Netherlands Finance BV
5.40%, 02/01/27(c)	300	299,064
7.00%, 07/28/30(a)	400	421,125
FS Luxembourg SARL, 8.88%, 02/12/31(a)	400	390,100
Globo Comunicacao e Participacoes SA, 4.88%,
01/22/30(a)	400	360,250
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(b)(c)	400	385,600
4.50%, 11/21/29, (5-year CMT + 2.822%)(a)(b)(c)	400	397,125
4.63%, (5-year CMT + 3.222%)(a)(b)(d)	200	195,376
7.72%, (5-year CMT + 3.981%)(a)(b)(d)	800	799,200
7.86%, (5-year CMT + 3.863%)(a)(b)(d)	400	402,124
Klabin Austria GmbH
3.20%, 01/12/31(a)	200	170,876
5.75%, 04/03/29(a)	600	598,500
7.00%, 04/03/49(a)	400	406,920
MARB BondCo PLC, 3.95%, 01/29/31(a)	600	496,770
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31(a)	936	864,440
MercadoLibre Inc., 3.13%, 01/14/31	400	345,624
Minerva Luxembourg SA
4.38%, 03/18/31(a)	800	671,120
8.88%, 09/13/33(a)	600	631,434
Movida Europe SA, 7.85%, 04/11/29(a)	200	186,600
NBM U.S. Holdings Inc., 7.00%, 05/14/26(a)	400	400,400
Petrobras Global Finance BV
5.09%, 01/15/30(c)	250	241,641
5.50%, 06/10/51(c)	400	326,875
5.60%, 01/03/31(c)	575	560,625
6.00%, 01/27/28	626	630,304
6.50%, 07/03/33	500	509,425
6.75%, 01/27/41(c)	500	494,687
6.85%	800	728,250
6.88%, 01/20/40	350	349,672
6.90%, 03/19/49	400	387,750
7.25%, 03/17/44(c)	516	532,770
7.38%, 01/17/27	400	415,340
Petrorio Luxembourg Holding SARL, 6.13%,
06/09/26(a)	400	395,375
Rede D’or Finance SARL
4.50%, 01/22/30(a)	300	271,689
4.95%, 01/17/28(a)	400	382,875
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	200	170,938
5.25%, 01/10/28(a)	400	387,260
Samarco Mineracao SA
9.00%, 06/30/31, (9.00% PIK)(c)(e)(f)	2,001	1,853,799
9.00%, 06/30/31, (9.00% PIK)(a)(f)	204	189,469
Simpar Europe SA, 5.20%, 01/26/31(a)	400	329,125
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	208,000
Usiminas International SARL, 5.88%, 07/18/26(a)	400	393,520
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	600	611,610
		33,204,354
Burkina Faso — 0.0%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	200	190,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cayman Islands — 0.3%
Alinma Tier 1 Sukuk Ltd., 6.50%,
(5-year CMT + 2.201%)(a)(b)(d)	$600	$612,936
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	400	412,500
		1,025,436
Chile — 0.4%
Agrosuper SA, 4.60%, 01/20/32(a)	350	310,625
Banco de Credito e Inversiones SA, 8.75%,
(5-year CMT + 4.944%)(a)(b)(d)	400	418,900
Falabella SA, 3.38%, 01/15/32(a)	400	332,040
Latam Airlines Group SA, 13.38%, 10/15/29(a)	400	460,000
		1,521,565
China — 2.8%
Bank of Communications Co. Ltd., 3.80%,
(5-year CMT + 3.345%)(a)(b)(d)	1,600	1,564,500
Central Plaza Development Ltd., 5.75%,
(5-year CMT + 8.066%)(a)(b)(d)	600	592,313
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	200	190,376
Easy Tactic Ltd.
6.50%, 07/11/27, (7.50% PIK)(f)	1,307	39,224
6.50%, 07/11/28, (7.50% PIK)(f)	782	23,452
Fortune Star BVI Ltd.
5.00%, 05/18/26(a)	400	372,252
5.05%, 01/27/27(a)	200	180,850
5.95%, 10/19/25(a)	400	386,750
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	200	154,126
6.00%, (5-year CMT + 5.584%)(a)(b)(d)	200	179,188
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	400	345,876
Guojing Capital BVI Ltd., 6.30%, 12/02/25(a)	200	201,986
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	563,250
4.75%, 04/27/27(a)	600	576,000
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	400	369,500
Industrial & Commercial Bank of China Ltd., 3.20%,
(5-year CMT + 2.368%)(a)(b)(d)	3,700	3,551,851
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	600	435,936
4.50%, 01/16/28(a)	200	158,625
Sunac China Holdings Ltd.
6.25%, 09/30/27,
(5.25% Cash and 6.25% PIK)(a)(f)(g)(h)	1,031	113,520
6.75%, 09/30/28, (5.75% Cash and 6.75% PIK)(a)(f)	200	19,250
7.00%, 09/30/29, (12.00% PIK)(a)(f)	1,242	110,352
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27(a)	600	376,128
West China Cement Ltd., 4.95%, 07/08/26(a)	400	328,624
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	400	378,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(a)	400	353,376
		11,565,305
Colombia — 3.1%
ABRA Global Finance, 11.50%, 03/02/28,
(5.50% PIK)(a)(f)	552	526,107
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	325,500
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	950	923,352
Banco Davivienda SA, 6.65%,
(10-year CMT + 5.097%)(a)(b)(d)	200	153,570
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	597,000
Bancolombia SA
4.63%, 12/18/29, (5-year CMT + 2.944%)(b)	400	395,376
8.63%, 12/24/34, (5-year CMT + 4.320%)(b)	200	205,000
Security	Par (000)	Value

Colombia (continued)
Canacol Energy Ltd., 5.75%, 11/24/28(a)	$200	$101,062
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30(a)	200	170,510
Ecopetrol SA
4.63%, 11/02/31	700	579,390
5.38%, 06/26/26	850	836,400
5.88%, 05/28/45(c)	1,190	859,180
5.88%, 11/02/51(c)	450	314,775
6.88%, 04/29/30	1,200	1,167,000
7.38%, 09/18/43(c)	500	442,655
8.38%, 01/19/36	1,100	1,094,500
8.63%, 01/19/29	600	636,600
8.88%, 01/13/33	1,350	1,405,188
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30(a)	400	334,250
Geopark Ltd., 5.50%, 01/17/27(a)	200	187,500
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	379,400
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	510,188
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26(a)	400	394,375
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	359,880
		12,898,758
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%,
04/30/29(a)	400	417,124

Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34(e)	200	205,000

Ghana — 0.3%
Kosmos Energy Ltd., 7.13%, 04/04/26(a)	400	395,376
Tullow Oil PLC, 10.25%, 05/15/26(a)	808	778,460
		1,173,836
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco
SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	600	572,466
CT Trust, 5.13%, 02/03/32(a)	400	357,000
Investment Energy Resources Ltd., 6.25%,
04/26/29(a)	400	383,752
Millicom International Cellular SA
4.50%, 04/27/31(a)	600	524,070
6.25%, 03/25/29(a)	360	351,540
		2,188,828
Hong Kong — 2.3%
Bank of Communications Hong Kong Ltd., 3.73%,
(5-year CMT + 2.525%)(a)(b)(d)	250	246,953
Bank of East Asia Ltd. (The)
5.83%, (5-year CMT + 5.527%)(a)(b)(d)	500	489,850
5.88%, (5-year CMT + 4.257%)(a)(b)(d)	250	249,062
CAS Capital No. 1 Ltd., 4.00%,
(5-year CMT + 3.642%)(a)(b)(d)	400	379,000
Cathay Pacific MTN Financing HK Ltd., 4.88%,
08/17/26(a)	400	396,250
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.530%)(a)(b)(d)	500	478,125
4.80%, (5-year CMT + 2.104%)(a)(b)(d)	250	246,328
FWD Group Holdings Ltd.
8.05%, (5-year CMT + 4.865%)(a)(b)(d)	400	397,376
8.40%, 04/05/29(a)	600	621,033
Lai Sun MTN Ltd., 5.00%, 07/28/26(a)	200	140,750

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
Li & Fung Ltd., 5.25%(a)(d)	$400	$199,624
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)	300	290,531
5.38%, 12/04/29(a)	800	720,000
5.63%, 07/17/27(a)(c)	400	381,250
5.75%, 07/21/28(a)	400	375,250
7.63%, 04/17/32(a)	400	398,376
Nanyang Commercial Bank Ltd., 6.50%,
(5-year CMT + 3.509%)(a)(b)(d)	500	502,812
New World China Land Ltd., 4.75%, 01/23/27(a)	400	371,250
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(a)(b)(d)	600	401,812
4.80%(a)(d)	400	184,125
5.25%, (5-year CMT + 7.889%)(a)(b)(d)	600	522,375
6.25%(a)(d)	600	342,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	321,500
PCPD Capital Ltd., 5.13%, 06/18/26(a)	400	362,052
Seaspan Corp., 5.50%, 08/01/29(a)	400	357,080
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	191,688
		9,566,452
Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33,
(5-year CMT + 5.060%)(a)(b)	400	419,500

India — 2.1%
Axis Bank Ltd./Gandhinagar, 4.10%,
(5-year CMT + 3.315%)(a)(b)(d)	200	188,000
CA Magnum Holdings, 5.38%, 10/31/26(a)	600	577,875
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	399,376
6.45%, 06/04/29(a)	200	201,438
Greenko Dutch BV, 3.85%, 03/29/26(a)	546	522,456
Greenko Power II Ltd., 4.30%, 12/13/28(a)	700	651,850
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(a)	200	199,125
HDFC Bank Ltd., 3.70%,
(5-year CMT + 2.925%)(a)(b)(d)	600	561,375
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	409,752
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	304	273,410
JSW Steel Ltd.
3.95%, 04/05/27(a)	400	380,500
5.05%, 04/05/32(a)	200	182,188
Muthoot Finance Ltd., 7.13%, 02/14/28(a)	400	405,750
Network i2i Ltd.
3.98%, (5-year CMT + 3.390%)(a)(d)	400	382,125
5.65%, (5-year CMT + 4.274%)(a)(b)(d)	400	398,000
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	397,750
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	366,752
Shriram Finance Ltd., 6.63%, 04/22/27(a)	400	401,750
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	169,062
Vedanta Resources Finance II PLC
9.25%, 04/23/26(a)	400	394,124
13.88%, 12/09/28(a)	504	502,110
Vedanta Resources Ltd., 13.88%, 12/09/28(a)	564	561,180
		8,525,948
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	600	576,938
4.30%, (5-year CMT + 3.466%)(a)(b)(d)	200	187,625
Security	Par (000)	Value

Indonesia (continued)
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	$250	$263,460
		1,028,023
Israel — 1.8%
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(e)	350	331,408
5.38%, 03/30/28(a)(e)	325	291,281
5.88%, 03/30/31(a)(e)	400	339,000
8.50%, 09/30/33(a)(e)	370	351,500
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(e)	350	328,195
6.75%, 06/30/30(a)(e)	275	244,750
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36(c)	500	494,500
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,600	1,512,000
4.10%, 10/01/46	1,050	739,266
4.75%, 05/09/27(c)	700	677,906
5.13%, 05/09/29(c)	600	579,300
6.75%, 03/01/28	800	818,344
7.88%, 09/15/29	300	323,344
8.13%, 09/15/31	300	334,687
		7,365,481
Jamaica — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International
Finance Ltd./Difl U.S., 12.00%, 05/25/27,
(2.25% PIK)(f)	603	598,130
Kazakhstan — 0.2%
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(a)	400	332,200
4.00%, 08/15/26(a)	600	576,000
		908,200
Kuwait — 0.1%
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	369,000
4.50%, 02/23/27(a)	200	181,250
		550,250
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(a)	700	557,375
5.75%, 08/15/29	1,200	911,916
		1,469,291
Macau — 1.1%
Champion Path Holdings Ltd.
4.50%, 01/27/26(a)	400	384,000
4.85%, 01/27/28(a)	200	183,187
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	400	381,400
5.88%, 05/15/26(a)	400	396,125
Studio City Finance Ltd.
5.00%, 01/15/29(a)	600	533,250
6.50%, 01/15/28(a)	400	382,000
Wynn Macau Ltd.
5.13%, 12/15/29(a)	600	546,570
5.50%, 01/15/26(a)	600	589,500
5.50%, 10/01/27(a)	400	381,782
5.63%, 08/26/28(a)	800	755,000
		4,532,814
Mexico — 8.0%
Alsea SAB de CV, 7.75%, 12/14/26(a)	400	404,800

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(d)	$200	$190,750
6.63%, (10-year CMT + 5.034%)(a)(b)(d)	400	361,750
6.75%, (5-year CMT + 4.967%)(a)(b)(d)	300	298,594
7.50%, (10-year CMT + 5.470%)(a)(b)(c)(d)	400	393,250
7.63%, (10-year CMT + 5.353%)(a)(b)	400	398,200
8.38%, (10-year CMT + 7.760%)(a)(b)(d)	200	205,500
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(b)	600	559,878
5.88%, 09/13/34, (5-year CMT + 4.308%)(a)(b)	350	330,502
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(b)	600	618,187
8.45%, 06/29/38, (5-year CMT + 4.661%)(a)(b)	600	632,250
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	578	605,325
10.38%, 11/15/30(a)	390	408,881
Braskem Idesa SAPI
6.99%, 02/20/32(a)	700	530,600
7.45%, 11/15/29(a)(c)	400	322,000
Cemex SAB de CV, 9.13%,
(5-year CMT + 5.157%)(a)(b)(d)	500	539,700
Cemex SAB De CV, 5.13%,
(5-year CMT + 4.534%)(a)(b)(c)(d)	500	486,565
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(a)	300	300,000
Nemak SAB de CV, 3.63%, 06/28/31(a)	400	317,000
Petroleos Mexicanos
4.50%, 01/23/26(c)	600	574,125
5.35%, 02/12/28(c)	1,153	1,045,713
5.95%, 01/28/31	2,100	1,730,190
6.35%, 02/12/48(c)	950	621,062
6.38%, 01/23/45(c)	575	380,012
6.49%, 01/23/27(c)	898	867,468
6.50%, 03/13/27	2,260	2,171,860
6.50%, 01/23/29(c)	725	661,164
6.50%, 06/02/41(c)	900	625,185
6.63%, 06/15/35(c)	1,600	1,239,200
6.70%, 02/16/32	3,850	3,282,510
6.75%, 09/21/47(c)	3,100	2,096,375
6.84%, 01/23/30	1,350	1,208,115
6.88%, 08/04/26	1,500	1,479,390
6.95%, 01/28/60	2,200	1,478,180
7.69%, 01/23/50	4,625	3,402,844
8.75%, 06/02/29(c)	1,000	992,900
10.00%, 02/07/33(c)	1,050	1,071,525
Total Play Telecomunicaciones SA de CV, 6.38%,
09/20/28(a)	400	242,000
		33,073,550
Moldova — 0.0%
Aragvi Finance International DAC, 8.45%, 04/29/26(a)	200	178,000

Morocco — 0.6%
OCP SA
3.75%, 06/23/31(a)	200	175,062
4.50%, 10/22/25(a)	400	393,250
5.13%, 06/23/51(a)	400	307,000
6.75%, 05/02/34(a)	800	832,000
6.88%, 04/25/44(a)	400	391,012
7.50%, 05/02/54(a)	400	412,500
		2,510,824
Security	Par (000)	Value

Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	$200	$189,938
9.13%, (5-year CMT + 8.070%)(a)(b)(d)	400	372,540
IHS Holding Ltd.
5.63%, 11/29/26(a)	400	381,500
6.25%, 11/29/28(a)	200	178,688
IHS Netherlands Holdco BV, 8.00%, 09/18/27(a)	600	581,250
SEPLAT Energy PLC, 7.75%, 04/01/26(a)	400	393,560
		2,097,476
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	392,750
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	400	405,900
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	394,250
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	460,125
		1,653,025
Panama — 0.4%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30(a)	772	681,382
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)	600	583,314
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	357,376
		1,622,072
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34(a)(i)	422	323,704
Telefonica Celular del Paraguay SA, 5.88%,
04/15/27(a)	200	198,125
		521,829
Peru — 0.7%
Banco de Credito del Peru SA, 3.25%, 09/30/31,
(5-year CMT + 2.450%)(a)(b)	400	374,000
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(a)	400	387,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%,
09/18/33(a)	400	436,280
Minsur SA, 4.50%, 10/28/31(a)	200	178,280
Peru LNG SRL, 5.38%, 03/22/30(a)	600	526,878
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	450,000
5.63%, 06/19/47(a)	1,100	704,341
		3,056,779
Philippines — 0.6%
Globe Telecom Inc., 4.20%,
(5-year CMT + 5.527%)(a)(b)(d)	400	385,876
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	372,876
Manila Water Co. Inc., 4.38%, 07/30/30(a)	200	187,750
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(b)(d)	200	195,938
San Miguel Corp., 5.50%,
(5-year CMT + 10.237%)(a)(b)(d)	200	195,875
SMC Global Power Holdings Corp.
5.45%, (5-year CMT + 7.155%)(a)(b)(d)	400	375,448
5.70%, (5-year CMT + 6.554%)(a)(b)(d)	400	385,696
7.00%, (5-year CMT + 9.199%)(a)(b)(d)	400	395,752
		2,495,211
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	400	359,752

Qatar — 0.0%
Commercial Bank PSQC (The), 4.50%,
(5-year CMT + 3.874%)(a)(b)(d)	200	189,563

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	$400	$377,500
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	400	412,376
Riyad Tier 1 Sukuk Ltd., 4.00%,
(5-year CMT + 2.170%)(a)(b)(d)	400	373,500
		1,163,376
Singapore — 0.5%
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(a)(b)(d)	400	259,484
Puma International Financing SA, 7.75%, 04/25/29(a)	400	405,125
Singapore Airlines Ltd.
3.00%, 07/20/26(a)	200	193,000
3.38%, 01/19/29(a)	400	376,844
5.25%, 03/21/34(a)	400	419,124
Yinson Production Financial Services Pte Ltd., 9.63%,
05/03/29(e)	200	200,000
		1,853,577
South Africa — 1.1%
Absa Group Ltd., 6.38%,
(5-year CMT + 5.411%)(a)(b)(d)	400	389,750
Bidvest Group U.K. PLC, 3.63%, 09/23/26(a)	400	379,500
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	600	591,750
Liquid Telecommunications Financing PLC, 5.50%,
09/04/26(a)	200	121,000
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	200,250
Sasol Financing USA LLC
4.38%, 09/18/26(c)	400	381,200
5.50%, 03/18/31	400	344,000
6.50%, 09/27/28(c)	600	582,750
8.75%, 05/03/29(a)	500	515,000
Stillwater Mining Co.
4.00%, 11/16/26(a)	200	185,187
4.50%, 11/16/29(a)	400	330,900
Transnet SOC Ltd., 8.25%, 02/06/28(a)	600	607,875
		4,629,162
South Korea — 0.1%
Woori Bank, 4.25%, (5-year CMT + 2.664%)(a)(b)(d)	200	199,000

Supranational — 0.1%
Eastern & Southern African Trade & Development
Bank (The), 4.13%, 06/30/28(a)	400	357,116
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58(a)(i)	900	1,688
		358,804
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	300	243,750
12.00%, 02/15/31(a)	450	445,500
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	200	50,000
		739,250
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(e)	400	401,500

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(b)	600	544,002
5.00%, (5-year CMT + 4.729%)	400	392,400
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31,
(5-year CMT + 1.700%)(a)(b)	600	566,437
Krung Thai Bank PCL/Cayman Islands, 4.40%,
(5-year CMT + 3.530%)(a)(b)(d)	400	384,624
		1,887,463
Security	Par (000)	Value

Turkey — 2.8%
Akbank TAS
6.80%, 02/06/26(a)	$400	$401,250
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(b)	400	393,624
9.37%, (5-year CMT + 5.270%)(a)(b)(d)	400	399,000
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%,
06/29/28(a)	200	175,375
Arcelik A/S, 8.50%, 09/25/28(a)	400	421,500
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(a)	400	394,125
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	373,400
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29(e)	400	402,760
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	200	203,750
Limak Cimento Sanayi ve Ticaret AS, 9.75%,
07/25/29(e)	200	198,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%,
11/15/28(a)	400	410,250
QNB Finansbank AS, 7.25%, 05/21/29(a)	200	201,250
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	407,624
8.63%, 05/02/32(a)	400	407,800
Turk Telekomunikasyon AS, 7.38%, 05/20/29(a)	200	201,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	397,440
5.80%, 04/11/28(a)	200	193,125
Turkiye Garanti Bankasi AS
7.18%, 05/24/27,
(5-year USD ICE Swap + 4.220%)(a)(b)	400	396,540
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(b)	400	400,000
Turkiye Is Bankasi AS
7.75%, 06/12/29(a)	200	201,000
7.75%, 01/22/30, (5-year CMT + 6.119%)(a)(b)	400	398,750
9.19%, 06/29/28,
(5-year USD Swap + 5.117%)(a)(b)	400	420,000
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	400	398,000
8.99%, 10/05/34, (5-year CMT + 4.669%)(b)(e)	400	403,080
9.00%, 10/12/28(a)	400	422,250
10.12%, (5-year CMT + 5.493%)(a)(b)(d)	400	410,252
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(e)	200	202,938
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%,
05/15/29(a)	200	200,250
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	206,062
9.50%, 10/06/28(a)	600	616,875
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(b)	400	400,040
9.25%, 10/16/28(a)	400	427,876
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(b)	400	411,000
Yapi ve Kredi Bankasi AS, 9.74%,
(5-year CMT + 5.499%)(a)(b)(d)	200	201,188
		11,697,374
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	200	133,000
MHP Lux SA, 6.95%, 04/03/26(a)	400	342,000
		475,000
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC, 8.00%,
(5-year CMT + 3.524%)(a)(b)(d)	400	424,000
Adib Capital Invest 3 Ltd., 7.25%,
(5-year CMT + 3.059%)(a)(b)(d)	600	626,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	$400	$406,875
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	200	203,626
Commercial Bank of Dubai PSC, 6.00%,
(6-year CMT + 5.597%)(a)(b)(d)	400	398,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%,
(6-year CMT + 3.664%)(a)(b)(d)	400	399,125
DIB Tier 1 Sukuk 4 Ltd., 4.63%,
(6-year CMT + 4.077%)(a)(b)(d)	600	577,687
DP World Salaam, 6.00%,
(5-year CMT + 5.750%)(a)(b)(d)	800	795,000
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(b)(d)	400	376,000
6.13%, (6-year CMT + 3.656%)(a)(b)(d)	600	594,750
6.13%, (6-year CMT + 5.702%)(a)(b)(d)	400	400,500
MAF Global Securities Ltd., 7.88%,
(5-year CMT + 4.893%)(a)(b)(d)	400	409,300
Mashreqbank PSC, 7.13%,
(5-year CMT + 2.705%)(a)(b)(d)	200	207,188
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(c)	600	576,564
		6,394,865
United Kingdom — 0.8%
Standard Chartered PLC
4.30%, (5-year CMT + 3.135%)(a)(b)(d)	800	683,752
4.75%, (5-year CMT + 3.805%)(a)(b)(d)	800	673,000
6.00%, (5-year CMT + 5.661%)(a)(b)(d)	400	397,500
7.75%, (5-year CMT + 4.976%)(a)(b)(d)	800	814,000
7.88%, (5-year CMT + 3.574%)(a)(b)(d)	600	609,000
		3,177,252
United States — 0.2%
Playtika Holding Corp., 4.25%, 03/15/29(a)	500	442,500
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	383,800
		826,300
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%,
05/07/29(a)	422	404,247

Zambia — 0.6%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	800	787,000
8.63%, 06/01/31(a)	800	796,000
9.38%, 03/01/29(a)	1,000	1,053,130
		2,636,130

Total Corporate Bonds & Notes — 45.7%
(Cost: $196,111,267)		188,167,677

Foreign Government Obligations(j)

Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,000	905,312
8.25%, 05/09/28(a)	1,000	947,500
8.75%, 04/14/32(a)	900	801,113
9.13%, 11/26/49(a)	800	659,000
9.38%, 05/08/48(a)	1,000	841,562
		4,154,487
Argentina — 4.0%
Argentine Republic Government International Bond
1.00%, 07/09/29(c)	1,518	880,361
1.75%, 07/09/30(c)(k)	8,735	4,722,112
3.50%, 07/09/41(c)(k)	5,894	2,348,234
Security	Par (000)	Value

Argentina (continued)
4.38%, 07/09/46(c)(k)	$1,146	$506,944
4.75%, 07/09/35(c)(k)	11,604	4,852,020
5.00%, 01/09/38(c)(k)	6,504	3,004,274
		16,313,945
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%,
09/01/32(a)	600	519,938

Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	541,500
5.45%, 09/16/32(a)	400	372,000
5.63%, 09/30/31(a)	600	569,250
5.63%, 05/18/34(a)	600	547,500
6.00%, 09/19/44(a)	800	661,784
6.75%, 09/20/29(a)	600	614,250
7.00%, 01/26/26(a)	800	811,376
7.00%, 10/12/28(a)	900	936,279
7.38%, 05/14/30(a)	600	630,768
7.50%, 02/12/36(a)	600	620,250
7.75%, 04/18/35(a)	600	630,750
CBB International Sukuk Co. 7 SPC, 6.88%,
10/05/25(a)	400	405,375
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	550	506,344
3.95%, 09/16/27(a)	500	473,281
4.50%, 03/30/27(a)	600	579,375
6.25%, 10/18/30(a)	600	618,375
CBB International Sukuk Programme Co. WLL,
6.00%, 02/12/31(a)	600	609,937
		10,128,394
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%,
03/20/28(a)	600	336,750

Brazil — 4.9%
Brazilian Government International Bond
3.75%, 09/12/31(c)	734	639,072
3.88%, 06/12/30	1,900	1,718,702
4.50%, 05/30/29(c)	1,200	1,152,516
4.63%, 01/13/28(c)	1,800	1,774,170
4.75%, 01/14/50(c)	2,250	1,649,025
5.00%, 01/27/45(c)	1,900	1,507,156
5.63%, 01/07/41(c)	1,300	1,165,450
5.63%, 02/21/47	1,600	1,350,400
6.00%, 04/07/26(c)	1,200	1,215,576
6.00%, 10/20/33(c)	1,400	1,378,874
6.13%, 01/22/32	700	697,179
6.13%, 03/15/34(c)	1,400	1,380,358
6.25%, 03/18/31	1,200	1,212,456
7.13%, 01/20/37(c)	1,000	1,066,530
7.13%, 05/13/54	1,300	1,284,400
8.25%, 01/20/34(c)	800	920,752
		20,112,616
Colombia — 4.3%
Colombia Government International Bond
3.00%, 01/30/30	900	749,250
3.13%, 04/15/31	1,600	1,284,000
3.25%, 04/22/32	1,200	938,400
3.88%, 04/25/27(c)	1,200	1,139,400
3.88%, 02/15/61(c)	800	450,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
4.13%, 02/22/42(c)	$600	$400,200
4.13%, 05/15/51(c)	800	486,800
4.50%, 01/28/26	600	588,300
4.50%, 03/15/29(c)	1,200	1,108,200
5.00%, 06/15/45(c)	2,600	1,852,500
5.20%, 05/15/49(c)	1,650	1,180,575
5.63%, 02/26/44	1,400	1,089,200
6.13%, 01/18/41(c)	1,300	1,106,300
7.38%, 09/18/37	1,100	1,083,500
7.50%, 02/02/34	1,200	1,217,400
8.00%, 04/20/33(c)	889	932,561
8.00%, 11/14/35	1,000	1,043,000
8.75%, 11/14/53	1,000	1,063,500
		17,713,086
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(c)	600	607,800
6.55%, 04/03/34(a)	1,000	1,034,380
7.00%, 04/04/44(a)	650	673,562
7.16%, 03/12/45(a)	600	632,250
7.30%, 11/13/54(a)	895	953,175
		3,901,167
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,150	1,068,419
4.88%, 09/23/32(a)	1,800	1,648,692
5.30%, 01/21/41(a)	850	738,973
5.50%, 02/22/29(a)	1,150	1,129,518
5.88%, 01/30/60(a)	1,950	1,695,291
5.95%, 01/25/27(a)	950	952,375
6.00%, 07/19/28(a)	800	802,752
6.00%, 02/22/33(a)	1,150	1,137,925
6.40%, 06/05/49(a)(c)	850	810,900
6.50%, 02/15/48(a)	600	581,628
6.85%, 01/27/45(a)	1,100	1,109,625
6.88%, 01/29/26(a)(c)	800	810,248
7.05%, 02/03/31(a)	175	183,642
7.45%, 04/30/44(a)	800	858,248
		13,528,236
Ecuador — 1.1%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	582	297,452
3.50%, 07/31/35(a)(k)	4,185	2,217,038
5.50%, 07/31/40(a)(k)	1,728	835,430
6.90%, 07/31/30(a)(k)	2,006	1,357,778
		4,707,698
Egypt — 2.5%
Egypt Government International Bond
5.80%, 09/30/27(a)	600	548,063
5.88%, 02/16/31(a)	800	636,250
6.59%, 02/21/28(a)	800	738,500
7.05%, 01/15/32(a)	600	492,000
7.30%, 09/30/33(a)	700	560,000
7.50%, 01/31/27(a)	1,000	971,250
7.50%, 02/16/61(a)	800	541,750
7.60%, 03/01/29(a)	1,000	930,938
7.63%, 05/29/32(a)	1,000	837,500
7.90%, 02/21/48(a)	850	611,734
8.50%, 01/31/47(a)	1,500	1,133,437
8.70%, 03/01/49(a)	800	613,000
Security	Par (000)	Value

Egypt (continued)
8.88%, 05/29/50(a)	$1,200	$927,000
Egyptian Financial Co. for Sovereign Taskeek (The),
10.88%, 02/28/26(a)	800	827,750
		10,369,172
El Salvador — 0.5%
El Salvador Government International Bond
7.12%, 01/20/50(a)	550	362,450
7.65%, 06/15/35(a)	550	410,575
9.25%, 04/17/30(a)	750	682,035
9.50%, 07/15/52(a)	550	444,813
		1,899,873
Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(a)(g)(h)	800	400,248
7.63%, 05/16/29(a)(g)(h)	500	250,000
7.75%, 04/07/29(a)(g)(h)	600	302,250
7.88%, 02/11/35(a)(g)(h)	600	305,250
8.13%, 01/18/26(a)(g)(h)	470	241,345
8.13%, 03/26/32(a)(g)(h)	700	357,441
8.63%, 04/07/34(a)(g)(h)	600	306,186
8.63%, 06/16/49(a)(g)(h)	600	300,000
8.95%, 03/26/51(a)(g)(h)	500	256,250
10.75%, 10/14/30(a)	600	402,937
		3,121,907
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)(c)	700	642,687
6.60%, 06/13/36(a)	600	609,188
		1,251,875
Iraq — 0.1%
Iraq International Bond, 5.80%, 01/15/28(a)	656	620,156

Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	800	710,750
7.63%, 01/30/33(a)	600	582,825
8.25%, 01/30/37(a)	800	774,000
		2,067,575
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28(c)	700	725,812
7.88%, 07/28/45(c)	1,100	1,301,443
8.00%, 03/15/39	700	831,250
		2,858,505
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	576,000
5.85%, 07/07/30(a)	700	640,500
6.13%, 01/29/26(a)	400	392,500
7.38%, 10/10/47(a)	600	522,300
7.50%, 01/13/29(a)	800	792,800
		2,924,100
Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	600	447,938
7.25%, 02/28/28(a)	600	543,375
8.00%, 05/22/32(a)	600	519,378
8.25%, 02/28/48(a)	600	462,375

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya (continued)
9.75%, 02/16/31(a)	$800	$759,000
		2,732,066
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(g)(h)	500	32,500
6.10%, 10/04/24(a)(g)(h)	730	47,450
6.60%, 11/27/26(a)(g)(h)	860	55,900
6.65%, 09/01/24(a)(g)(h)	760	49,400
6.75%, 11/29/27(a)(g)(h)	520	33,800
6.85%, 03/23/27(a)(g)(h)	700	45,500
7.00%, 03/23/32(a)(g)(h)	525	34,125
		298,675
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	600	492,375
4.00%, 12/15/50(a)	800	558,000
5.95%, 03/08/28(a)	600	608,400
6.50%, 09/08/33(a)	700	729,313
		2,388,088
Nigeria — 1.7%
Nigeria Government International Bond
6.13%, 09/28/28(a)	800	702,750
6.50%, 11/28/27(a)	1,000	920,312
7.14%, 02/23/30(a)	714	624,973
7.38%, 09/28/33(a)	1,000	817,188
7.63%, 11/21/25(a)	300	298,406
7.63%, 11/28/47(a)	800	584,500
7.70%, 02/23/38(a)	600	466,875
7.88%, 02/16/32(a)	800	694,000
8.25%, 09/28/51(a)	800	615,000
8.38%, 03/24/29(a)	600	563,813
8.75%, 01/21/31(a)	600	558,000
		6,845,817
Oman — 3.0%
Oman Government International Bond
4.75%, 06/15/26(a)	1,200	1,184,250
5.38%, 03/08/27(a)	950	949,703
5.63%, 01/17/28(a)	1,400	1,410,062
6.00%, 08/01/29(a)	1,200	1,233,750
6.25%, 01/25/31(a)	1,000	1,042,812
6.50%, 03/08/47(a)	1,000	1,015,313
6.75%, 10/28/27(a)	800	831,250
6.75%, 01/17/48(a)	1,600	1,664,000
7.00%, 01/25/51(a)	600	644,250
7.38%, 10/28/32(a)	600	671,438
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	1,000	977,500
5.93%, 10/31/25(a)	800	806,248
		12,430,576
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The),
7.95%, 01/31/29(a)	400	356,124
Pakistan Government International Bond
6.00%, 04/08/26(a)	700	633,717
6.88%, 12/05/27(a)	950	814,625
7.38%, 04/08/31(a)	1,000	794,690
		2,599,156
Security	Par (000)	Value

Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	$600	$585,563
5.40%, 03/30/50(a)	600	534,900
6.10%, 08/11/44(a)	600	590,625
		1,711,088
Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(a)	700	588,000
6.75%, 03/13/48(a)	600	431,250
		1,019,250
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	735	598,336
6.00%, 06/12/34(e)	800	797,504
6.50%, 09/26/33(a)	500	516,406
		1,912,246
South Africa — 2.4%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	1,000	933,750
4.85%, 09/27/27(c)	600	581,250
4.85%, 09/30/29	1,100	1,024,375
4.88%, 04/14/26(c)	804	787,920
5.00%, 10/12/46	400	288,000
5.38%, 07/24/44	700	540,750
5.65%, 09/27/47(c)	1,000	771,250
5.75%, 09/30/49	1,550	1,191,562
5.88%, 09/16/25(c)	986	984,768
5.88%, 06/22/30(c)	900	869,625
5.88%, 04/20/32(c)	800	755,000
7.30%, 04/20/52	1,100	1,013,375
		9,741,625
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(g)(h)	1,000	556,250
6.75%, 04/18/28(a)(g)(h)	700	397,033
6.83%, 07/18/26(a)(g)(h)	600	336,378
6.85%, 03/14/24(a)(g)(h)	600	330,816
6.85%, 11/03/25(a)(g)(h)	900	510,750
7.55%, 03/28/30(a)(g)(h)	800	447,504
7.85%, 03/14/29(a)(g)(h)	700	395,066
		2,973,797
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(a)	400	391,400

Turkey — 10.5%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	1,400	1,368,934
7.25%, 02/24/27(a)	1,800	1,829,812
8.51%, 01/14/29(a)	1,400	1,494,500
9.76%, 11/13/25(a)	1,400	1,462,562
Turkey Government International Bond
4.25%, 04/14/26(c)	900	874,688
4.75%, 01/26/26(c)	1,000	980,500
4.88%, 10/09/26(c)	1,900	1,852,690
5.13%, 02/17/28(c)	1,200	1,154,250
5.25%, 03/13/30	1,200	1,118,250
5.75%, 05/11/47(c)	2,000	1,553,760
5.88%, 06/26/31(c)	1,100	1,030,562

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
5.95%, 01/15/31	$1,200	$1,133,625
6.00%, 03/25/27(c)	1,900	1,892,875
6.13%, 10/24/28	1,500	1,483,594
6.38%, 10/14/25(c)	1,200	1,203,870
6.50%, 09/20/33(c)	900	857,250
7.63%, 04/26/29(c)	1,800	1,862,437
7.63%, 05/15/34	1,800	1,844,820
8.00%, 02/14/34(c)	750	802,266
8.60%, 09/24/27	1,000	1,066,780
9.13%, 07/13/30	1,500	1,661,115
9.38%, 03/14/29(c)	1,300	1,433,656
9.38%, 01/19/33(c)	1,600	1,818,000
9.88%, 01/15/28	2,000	2,215,625
Turkiye Government International Bond
4.88%, 04/16/43(c)	1,770	1,270,528
6.00%, 01/14/41(c)	1,700	1,440,219
6.63%, 02/17/45(c)	1,600	1,394,000
6.75%, 05/30/40(c)	1,100	1,017,500
6.88%, 03/17/36(c)	1,700	1,638,375
7.13%, 07/17/32	600	599,754
7.25%, 03/05/38(c)	500	498,125
11.88%, 01/15/30(c)	900	1,140,469
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	194,563
		43,189,954
Ukraine — 0.7%
Ukraine Government International Bond
6.88%, 05/21/29(a)(g)(h)	1,000	306,000
7.25%, 03/15/33(a)(g)(h)	1,400	428,400
7.38%, 09/25/32(a)(g)(h)	1,600	491,200
7.75%, 09/01/23(a)(g)(h)	625	227,188
7.75%, 09/01/24(a)(g)(h)	850	289,000
7.75%, 09/01/25(a)(g)(h)	900	295,650
7.75%, 09/01/26(a)(g)(h)	900	282,150
7.75%, 09/01/27(a)(g)(h)	750	235,125
9.75%, 11/01/28(a)(g)(h)	800	263,200
		2,817,913
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	600	443,813
5.25%, 01/30/43(a)	600	574,500
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	700	462,000
6.13%, 03/06/36(a)	600	600,000
6.50%, 11/23/32(a)	500	524,531
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	600	557,736
3.23%, 10/23/29(a)	500	449,060
3.85%, 04/03/26(a)	400	387,948
4.23%, 03/14/28(a)	800	767,296
		4,766,884
Security	Par (000)	Value

Zambia — 0.2%
Zambia Government International Bond
0.50%, 12/31/53(a)	$662	$335,060
7.50%, 06/30/33(a)(k)	831	726,812
		1,061,872
Total Foreign Government Obligations — 51.8%
(Cost: $242,186,438)		213,409,887
Total Long-Term Investments — 97.5%
(Cost: $438,297,705)		401,577,564

	Shares

Short-Term Securities

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(l)(m)(n)	56,395,824	56,418,383
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(l)(m)	5,410,000	5,410,000

Total Short-Term Securities — 15.0%
(Cost: $61,810,672)		61,828,383

Total Investments — 112.5%
(Cost: $500,108,377)		463,405,947

Liabilities in Excess of Other Assets — (12.5)%		(51,529,611)

Net Assets — 100.0%		$411,876,336

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.

(d)	Perpetual security with no stated maturity date.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Non-income producing security.

(i)	Zero-coupon bond.

(j)	U.S. dollar denominated security issued by foreign domiciled entity.

(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,876,276	$17,543,037	(a)	$—	$1,482	$(2,412)	$56,418,383	56,395,824	$190,686	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,080,000	1,330,000	(a)	—	—	—	5,410,000	5,410,000	91,027		—
					$1,482	$(2,412)	$61,828,383		$281,713		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$188,167,677	$—	$188,167,677
Foreign Government Obligations	—	213,409,887	—	213,409,887
Short-Term Securities
Money Market Funds	61,828,383	—	—	61,828,383
	$61,828,383	$401,577,564	$—	$463,405,947

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2024

Currency Abbreviation

USD	United States Dollar